--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   APPENDIX I.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      U.S. SECURITIES & EXCHANGE COMMISSION
--------------------------------------------------------------------------------
                             Washington, D.C. 20549

--------------------------------------------------------------------------------
                                   FORM 24F-2
--------------------------------------------------------------------------------
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2
--------------------------------------------------------------------------------
             Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
                              Please print or type.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1.   Name and address of issuer:    THORNBURG INVESTMENT TRUST
--------------------------------------------------------------------------------
                                    119 E. MARCY STREET - SUITE 202
                                    SANTA FE, NEW MEXICO 87501
--------------------------------------------------------------------------------
2.   Name of each series or class of funds for which this notice is filed:
--------------------------------------------------------------------------------
     Thornburg Limited Term U.S. Government Fund - Classes A, C, & I
     Thornburg Limited Term Income Fund - Classes A, C, & I
     Thornburg Intermediate Muni. Fund - Classes A, C, & I
     Thornburg Florida Intermediate Muni. Fund - Classes A & C
     Thornburg New Mexico Intermediate Muni. Fund - Classes A & C
     Thornburg Value Fund - Classes A & C
--------------------------------------------------------------------------------
3.   Investment Company Act File Number:     No. 811-5201
--------------------------------------------------------------------------------
     Securities Act File Number:             No. 33-14905
4.   Last day of fiscal year for which this notice is filed:  September 30, 1996
--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the 24f-2 declaration:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
     (see Instruction A.6):                  N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
     of the fiscal year:                     NONE

8.   Number and amount of securities registered during the fiscal year other
     than pursuant to rule 24f-2:            NONE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9.   Number and aggregate sale price of securities sold during the fiscal year:
--------------------------------------------------------------------------------
                                                          Shares      Dollars
--------------------------------------------------------------------------------
Thornburg Limited Term U.S. Government Fund - Class A  1,926,637  $23,944,273
Thornburg Limited Term U.S. Government Fund - Class C    149,217    1,847,259
Thornburg Limited Term U.S. Government Fund - Class I        719        8,724

Thornburg Limited Term Income Fund - Class A             434,668   $5,333,936
Thornburg Limited Term Income Fund - Class C             167,611    2,033,980
Thornburg Limited Term Income Fund - Class I              64,202      766,557

Thornburg Intermediate Muni. Fund - Class A            3,206,323  $43,108,421
Thornburg Intermediate Muni. Fund - Class C              352,952    4,676,873
Thornburg Intermediate Muni. Fund - Class I               51,632      675,632

Thornburg Florida Intermediate Muni. Fund - Class A    2,251,002  $27,017,103
Thornburg Florida Intermediate Muni. Fund - Class C       34,572      413,875

Thornburg New Mexico Intermediate Muni. Fund - Class A 1,300,328  $17,275,663
Thornburg New Mexico Intermediate Muni. Fund - Class C     6,829       90,000

Thornburg Value Fund - Class A                         1,135,471  $14,184,988
Thornburg Value Fund - Class C                            91,439    1,120,838

--------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                          Shares      Dollars
Thornburg Limited Term U.S. Government Fund - Class A  1,926,637  $23,944,273
Thornburg Limited Term U.S. Government Fund - Class C    149,217    1,847,259
Thornburg Limited Term U.S. Government Fund - Class I        719        8,724

Thornburg Limited Term Income Fund - Class A             434,668   $5,333,936
Thornburg Limited Term Income Fund - Class C             167,611    2,033,980
Thornburg Limited Term Income Fund - Class I              64,202      766,557

Thornburg Intermediate Muni. Fund - Class A            3,206,323  $43,108,421
Thornburg Intermediate Muni. Fund - Class C              352,952    4,676,873
Thornburg Intermediate Muni. Fund - Class I               51,632      675,632

Thornburg Florida Intermediate Muni. Fund - Class A    2,251,002  $27,017,103
Thornburg Florida Intermediate Muni. Fund - Class C       34,572      413,875

Thornburg New Mexico Intermediate Muni. Fund - Class A 1,300,328  $17,275,663
Thornburg New Mexico Intermediate Muni. Fund - Class C     6,829       90,000

Thornburg Value Fund - Class A                         1,135,471  $14,184,988
Thornburg Value Fund - Class C                            91,439    1,120,838

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                                         Shares      Dollars
Thornburg Limited Term U.S. Government Fund - Class A   469,904   $5,800,674
Thornburg Limited Term U.S. Government Fund - Class C    10,922      135,261
Thornburg Limited Term U.S. Government Fund - Class I        11          135

Thornburg Limited Term Income Fund - Class A             69,103     $838,867
Thornburg Limited Term Income Fund - Class C              8,173       98,796
Thornburg Limited Term Income Fund - Class I               969        11,752

Thornburg Intermediate Muni. Fund - Class A             538,669   $7,136,992
Thornburg Intermediate Muni. Fund - Class C              15,345      202,966
Thornburg Intermediate Muni. Fund - Class I                 433        5,716

Thornburg Florida Intermediate Muni. Fund - Class A      35,595     $433,132
Thornburg Florida Intermediate Muni. Fund - Class C         876       10,490

Thornburg New Mexico Intermediate Muni. Fund - Class A  320,921   $4,210,070
Thornburg New Mexico Intermediate Muni. Fund - Class C      153        2,031

Thornburg Value Fund - Class A                          17,592      $236,260
Thornburg Value Fund - Class C                             826        11,016
--------------------------------------------------------------------------------

12.  Calculation of registration fee:
--------------------------------------------------------------------------------
(i)  Aggregate sale price of securities sold during the fiscal year in reliance
on rule 24f-2 (from Item 10):                             $       142,498,122

(ii) Aggregate price of shares issued in connection with dividend reinvestment
plans (from Item 11, if applicable):                      +        19,134,158

(iii)Aggregate price of shares redeemed or repurchased during the fiscal year
(if applicable):                                          -      $123,542,349

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                          +                 0
(v)  Net aggregate  price of  securities  sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                          =        38,089,931

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
other applicable                  law or regulation
(see Instruction C.6):                                    x          1 / 3300

(vii)Fee due {line (I) or line (v) multiplied by line (vi)}:
                                                          =        $11,542,40

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

         Date of mailing or wire  transfer  of filing  fees to the  Commission's
lockbox depository:                                         November 22, 1996

SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature & Title)* /s/   JOHN ARIOLA - ASSISTANT VICE PRESIDENT


                                   JOHN ARIOLA - ASSISTANT VICE PRESIDENT

     Date:  NOVEMBER 25, 1996

--------------------------------------------------------------------------------
                           *  Please print the name and title of the signing
officer below the signature.
--------------------------------------------------------------------------------